Subsequent Event	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Event
29.
Subsequent Event

The management of the Group decided to transfer the Auto Display LCD module business of LG Display Nanjing Co., Ltd. in order to enhance its business structure and strengthen its profitability, and entered into a business transfer agreement on February 9, 2026, with a transfer price of approximately KRW 104 billion, which may be adjusted at the closing date based on the final settlement of certain assets and liabilities.